INCOME TAX	12 Months Ended
Dec. 31, 2018
Income taxes paid (refund) [abstract]
INCOME TAX

NOTE 14 – INCOME TAX

A.	Information about the tax environment of the Group:

(1)	Anchiano Therapeutics Ltd. is taxed according to Israeli tax laws.

Anchiano Therapeutics Israel Ltd. is taxed according to Israeli tax laws.

Anchiano Therapeutics, Inc. is taxed according to U.S. tax laws.

(2)	Rate of corporate tax

Presented hereunder are the tax rates relevant to the Company in the years 2016 through 2018:

2016 – 25%

2017 – 24%

2018 – 23%

(A)	On January 4, 2016 ,the Knesset plenum passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216) - 2016, by which, inter alia, the corporate tax rate would be reduced by 1.5% to a rate of 25% as of January 1, 2016.

Furthermore, on December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate was reduced from 25% to 24% as from January 2017 and to 23% as from January 2018 and thereafter.

As a result of the reduction in the tax rate to 23% in two steps, the deferred tax balances as at December 31, 2018 were calculated according to the new tax rate specified in the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018), at the tax rate expected to apply on the date of reversal.

Current taxes for the reported periods are calculated according to the tax rates presented above.

(B)	On December 22, 2017, the U.S. Tax Reform Act was signed into law. The legislation significantly changes U.S. tax law, inter alia, by lowering the U.S. federal corporate income tax rate from a maximum of 35% to a flat 21% rate, effective January 1, 2018. Therefore, the aggregate annual federal and state tax rate applicable for the Company’s U.S. subsidiary, Anchiano Therapeutics, Inc., in 2018 is up to 32%.

The U.S. subsidiary provides the Group with general and clinical trial management services. For these services, the subsidiary is compensated on a cost-plus basis, and records income taxes accordingly.

(3)	Benefits under the Law for the Encouragement of Capital Investments – beneficiary enterprise

Anchiano Therapeutics Israel Ltd. has elected 2009 as the year of election, under the Law for the Encouragement of Capital Investments, 1959 (the “Encouragement Law”). The income generated by the “Beneficiary Enterprise” is exempt from tax over a period of ten years. The benefits are contingent upon compliance with the terms of the Encouragement Law, including approval to be considered a biotechnology company.

B.	Tax assessments in Israel and the United States

The Company and Anchiano Therapeutics Israel Ltd. have final tax assessments up to and including the 2013 tax year, as well as deduction assessments that are considered final up to and including 2013.

Anchiano Therapeutics, Inc. commenced operations in 2016 and the Company has filed its tax returns for 2016 and 2017 and has a final tax assessment for 2016.

C.	Carryforward tax losses

(1)	As of December 31, 2018, The Company has carryforward losses for tax purposes of approximately $5.4 million and carryforward capital losses of approximately $12.3 million from the liquidation of BioCanCell Therapeutics, Inc. following at the Company’s reorganization as an Israeli corporation (see (3) below). As of December 31, 2017, the Company had carryforward tax losses of approximately $3.7 million and carryforward capital losses of $13.3 million.

(2)	As of December 31, 2018, Anchiano Therapeutics Israel Ltd. has carryforward losses for tax purposes of approximately $56 million and carryforward capital losses of approximately $1.4 million. As of December 31, 2017, Anchiano Therapeutics Israel Ltd. had carryforward tax losses of approximately $50.5 million and carryforward capital losses of approximately $1.4 million.

(3)	BioCanCell Therapeutics, Inc. was dissolved at the end of 2012 and therefore the Company estimates that its accumulated losses will not be utilized in the future.

D.	Unrecognized deferred tax assets

The Group does not create deferred taxes for temporary differences and carryforward losses that require recognition of deferred tax assets, as it does not expect to utilize them in the foreseeable future. According to Israeli tax laws, there is no time limitation on the utilization of losses for tax purposes.

E.	Unrecognized deferred tax assets

	December 31,
	2018	2017
	$ thousands

Losses for tax purposes	61,630	54,290
Deductible temporary differences	8,649	7,038
Capital loss for tax purposes	13,716	14,828

	83,995	76,156

F.	Reconciliation between the theoretical tax on pre-tax loss and the tax expenses

	Year ended December 31
	2018	2017	2016
	$ thousands

Loss before income tax	(12,658)	(9,483)	(4,605)

Principal statutory tax rate of the Company	23%	24%	25%

Tax calculated at the Company's principal tax rate	(2,911)	(2,276)	(1,151)

Addition (saving) in tax liability for:
Unrecognized expenses	165	62	69
Different tax rate in subsidiaries operating outside of Israel	132	129	52
Change in temporary differences for which deferred taxes were not recognized	474	558	(506)
Taxes in respect of previous years	(11)	-	-
Losses and benefits for tax purposes for the year, for which deferred taxes were not recorded	2,772	1,850	1,673

Taxes on income from continuing operations	621	323	137